Share-Based Payment - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 € / shares shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining life for outstanding warrants	77 months
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted		148,148
Fair Value of Other Equity Instruments Granted | €		€ 123.46
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	357,092	1,445,981	1,485,931
Weighted average remaining life for outstanding warrants		87 months	91 months
Warrants [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 6.48	€ 6.48
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 145.50		€ 145.50
Warrants Granted 2012 Until November 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		24 months
Warrants Granted From December 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		12 months
Board members of group [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of additional shares granted | shares	1,959,496
Board members of group [member] | Warrants Granted From December 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of warrants vested		75.00%
Employees and consultants [member] | Warrants Granted From December 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of warrants vested		75.00%
Later than one year [member] | Warrants Granted 2012 Until November 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		48 months
Later than one year [member] | Warrants Granted From December 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		36 months
Later than one year [member] | Board members of group [member] | Warrants Granted From December 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of warrants vested		25.00%
Later than one year [member] | Employees and consultants [member] | Warrants Granted From December 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of warrants vested		25.00%